Retained Earnings, Legal Reserve and Dividends (Narrative) (Detail) - JPY (¥)	Mar. 31, 2026	Mar. 31, 2025	Oct. 01, 2005	Apr. 02, 2001
Retained Earnings Appropriated and Transferred [Line Items]
Additional paid in capital	¥ 4,014,472,000,000	¥ 4,300,021,000,000
Capital stock value	2,090,270,000,000	¥ 2,090,270,000,000
Code and Japanese GAAP
Retained Earnings Appropriated and Transferred [Line Items]
Common stock issued, Value				¥ 924,400,000,000
Preferred stock issued, Value				222,100,000,000
Additional paid in capital			¥ 3,577,570,000,000	2,838,693,000,000
Retained earnings			757,458,000,000	¥ 0
Capital stock value			¥ 1,383,052,000,000
Japanese GAAP
Retained Earnings Appropriated and Transferred [Line Items]
MUFG's amount available for dividends	¥ 4,435,001,000,000
Minimum | Companies Act
Retained Earnings Appropriated and Transferred [Line Items]
Percentage of aggregate amount of cash dividends and certain appropriations of retained earnings associated with cash set aside as legal reserve	10.00%
Minimum | Banking Law
Retained Earnings Appropriated and Transferred [Line Items]
Percentage of aggregate amount of cash dividends and certain appropriations of retained earnings associated with cash set aside as legal reserve	20.00%
Maximum | Companies Act
Retained Earnings Appropriated and Transferred [Line Items]
Percentage of aggregate amount of legal reserve set aside as an appropriation of retained earnings and the legal capital surplus over stated capital	25.00%
Percentage of aggregate amount of legal reserve set aside as an appropriation of retained earnings and the legal capital surplus available for dividends over stated capital	25.00%
Maximum | Banking Law
Retained Earnings Appropriated and Transferred [Line Items]
Percentage of aggregate amount of legal reserve set aside as an appropriation of retained earnings and the legal capital surplus over stated capital	100.00%
Percentage of aggregate amount of legal reserve set aside as an appropriation of retained earnings and the legal capital surplus available for dividends over stated capital	100.00%